Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of shares granted and vested under the terms of the entity's 2009 Plan
A summary of shares granted, forfeited, vested and unvested under the terms of the 2009 Plan for the years ended December 31, 2017, 2016 and 2015, is as follows:

	2017		2016		2015
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Unvested shares, beginning of year	98,970	$20.59	96,725	$20.11	90,338	$23.40
Shares granted	75,350	19.36	65,900	21.66	65,600	16.59
Shared forfeited	—	—	—	—	(1,020)	23.41
Shares vested	(70,070)	20.80	(63,655)	20.97	(58,193)	21.20
Unvested shares, end of year	104,250	$19.56	98,970	$20.59	96,725	$20.11

Schedule of changes in each component of cumulative other comprehensive income (loss)
The following table presents changes in the amounts we recognized in cumulative other comprehensive income (loss) by component for the years ended December 31, 2017, 2016 and 2015:

	Unrealized Gain (Loss) on Investment in Available for Sale Securities	Equity in Unrealized Gains (Losses) of Investees	Total
Balance at December 31, 2014	$—	$37	$37
Other comprehensive loss before reclassifications	(9,391)	(5,592)	(14,983)
Amounts reclassified from cumulative other
comprehensive loss to net income (1)	—	79	79
Net current period other comprehensive loss	(9,391)	(5,513)	(14,904)
Balance at December 31, 2015	(9,391)	(5,476)	(14,867)
Other comprehensive income before reclassifications	30,465	11,254	41,719
Amounts reclassified from cumulative other
comprehensive income to net income (1)	—	105	105
Net current period other comprehensive income	30,465	11,359	41,824
Balance at December 31, 2016	21,074	5,883	26,957
Other comprehensive income before reclassifications	24,042	9,462	33,504
Amounts reclassified from cumulative other
comprehensive income to net income (loss) (1)	—	(34)	(34)
Net current period other comprehensive income	24,042	9,428	33,470
Balance at December 31, 2017	$45,116	$15,311	$60,427

(1)	Amounts reclassified from cumulative other comprehensive income (loss) is included in equity in earnings of investees in our consolidated statements of comprehensive income (loss).